SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested restricted stock units	20.00%
RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	797,241		612,881		1,002,275
Awards outstanding	1,585,560	[1]	1,712,996	[1]	2,211,100	[1]	2,223,043
2013 Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years		3 years
Awards granted	800,000		610,000
2013 Plan [Member] | Chief Executive Officer [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years		3 years		3 years
Vesting percentage	33.00%		33.00%		33.00%
Non-option equity awards granted	75,800		59,000		80,000
2013 Plan [Member] | Chief Executive Officer [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years		3 years		3 years
Vesting percentage	33.00%		33.00%		33.00%
Non-option equity awards granted	125,000		97,000		132,000
2013 Plan [Member] | Chief Executive Officer [Member] | RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted					6,000,000
Compensation cost	$ 7,537		$ 7,200
2013 Plan [Member] | Chief Executive Officer [Member] | PSU’s [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted					31,000
Compensation cost					$ 1,000
2013 Plan [Member] | Chairman of the board of directors [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%		33.00%		33.00%
Non-option equity awards granted	8,000		6,500		10,300
Compensation cost	$ 300		$ 300		$ 300
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years		2 years		2 years
Non-option equity awards granted	3,300		2,700		4,300
Compensation cost	$ 875		$ 875		$ 875
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%		50.00%		50.00%
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%		50.00%		50.00%

[1]	Include 559,184, 595,757 and 776,313 PSUs as of December 31, 2023, 2022 and 2021, respectively. The performance goals of 557,416 PSUs outstanding as of December 31, 2023 were achieved or estimated to be achieved.